Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Derivative Financial Instruments

15. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of December 31,
	2016	2017
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,008	6,615

Total	6,008	6,615

Derivative financial instruments, current asset	—	577
Derivative financial instruments, non-current asset	6,008	6,038

Total	6,008	6,615

The fair value of the derivative liabilities is as follows:

	As of December 31,
	2016	2017
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	1,836	269

Total	1,836	269

Derivative financial instruments, current liability	1,836	269

Total	1,836	269

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership's exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month U.S. dollar LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	—	80,000

						390,000	470,000

In July 2016, the Partnership terminated the interest rate swap agreements of GAS-seven Ltd. and GAS-eight Ltd. associated with the Legacy Facility Refinancing (Note 6) paying their fair value on that date. The cumulative loss of $2,527, relating solely to the GAS-seven Ltd. swap agreements, from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016 (December 31, 2015: $593).

In November 2016, the Partnership entered into three interest rate swap agreements with GasLog at a notional aggregate value of $390,000, each at $130,000 and maturing between 2020 and 2022. On July 12, 2017, GasLog Partners entered into an additional interest rate swap agreement with GasLog with a notional value of $80,000, maturing in June 2022.

The change in the fair value of the contracts not designated as cash flow hedging instruments for the year ended December 31, 2017 amounted to a gain of $2,174 (December 31, 2016: $1,570 loss and December 31, 2015: $285 loss), which was recognized against earnings in the period incurred and is included in Loss/(gain) on interest rate swaps.

An analysis of Loss/(gain) on interest rate swaps is as follows:

	For the year ended December 31,
	2015	2016	2017
Realized loss on interest rate swaps held for trading	5,017	2,740	2,053
Unrealized loss/(gain) on interest rate swaps held for trading	285	1,570	(2,174)
Recycled loss of cash flow hedges reclassified to profit or loss	593	2,527	—

Total loss/(gain) on interest rate swaps	5,895	6,837	(121)

Fair value measurements

The fair value of the Partnership's financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of interest rate swaps at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership's own risk inherent in the contract. The interest rate swaps met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;


Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).